Deferred revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred revenue

31.  Deferred revenue

Deferred revenue primarily consists of rent income and it is classified as current at 31 December 2020 and 2019. The amount of deferred revenue is TL 116,921 and TL 56,544 as at 31 December 2020 and 2019, respectively.